Goodwill - Summary of Gross Carrying Amounts, Accumulated Impairment Losses (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Reconciliation of Changes in Goodwill [Line Items]
Goodwill	€ 29,462	€ 29,612
Operating segments [member]
Disclosure of Reconciliation of Changes in Goodwill [Line Items]
Goodwill	29,462	29,612
Operating segments [member] | Core domestic [member]
Disclosure of Reconciliation of Changes in Goodwill [Line Items]
Goodwill	28,077	28,077
Operating segments [member] | International wholesale [member]
Disclosure of Reconciliation of Changes in Goodwill [Line Items]
Goodwill	412	412
Operating segments [member] | Gross carrying amount [member]
Disclosure of Reconciliation of Changes in Goodwill [Line Items]
Goodwill	43,661	43,846
Operating segments [member] | Gross carrying amount [member] | Core domestic [member]
Disclosure of Reconciliation of Changes in Goodwill [Line Items]
Goodwill	42,045	42,045
Operating segments [member] | Gross carrying amount [member] | International wholesale [member]
Disclosure of Reconciliation of Changes in Goodwill [Line Items]
Goodwill	412	412
Operating segments [member] | Accumulated impairment losses [member]
Disclosure of Reconciliation of Changes in Goodwill [Line Items]
Goodwill	(14,199)	(14,234)
Operating segments [member] | Accumulated impairment losses [member] | Core domestic [member]
Disclosure of Reconciliation of Changes in Goodwill [Line Items]
Goodwill	(13,968)	(13,968)
Operating segments [member] | Domestic [member]
Disclosure of Reconciliation of Changes in Goodwill [Line Items]
Goodwill	28,489	28,489
Operating segments [member] | Domestic [member] | Gross carrying amount [member]
Disclosure of Reconciliation of Changes in Goodwill [Line Items]
Goodwill	42,457	42,457
Operating segments [member] | Domestic [member] | Accumulated impairment losses [member]
Disclosure of Reconciliation of Changes in Goodwill [Line Items]
Goodwill	(13,968)	(13,968)
Operating segments [member] | Brazil [member]
Disclosure of Reconciliation of Changes in Goodwill [Line Items]
Goodwill	973	1,123
Operating segments [member] | Brazil [member] | Gross carrying amount [member]
Disclosure of Reconciliation of Changes in Goodwill [Line Items]
Goodwill	1,204	1,389
Operating segments [member] | Brazil [member] | Accumulated impairment losses [member]
Disclosure of Reconciliation of Changes in Goodwill [Line Items]
Goodwill	€ (231)	€ (266)